OMB APPROVAL
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 21.1%
Automobiles 1.0%
Tesla Motors, Inc. (a)	4,819	$1,169,475
Distributors 1.5%
LKQ Corp. (a)	66,307	1,763,103
Hotels, Restaurants & Leisure 7.6%
Domino’s Pizza, Inc.	25,531	1,964,866
Dunkin’ Brands Group, Inc.	24,779	1,110,595
Hilton Worldwide Holdings, Inc. (a)	95,144	2,343,396
Wynn Resorts Ltd.	17,972	3,362,202
Total		8,781,059
Internet & Catalog Retail 2.1%
TripAdvisor, Inc. (a)	27,072	2,474,922
Media 7.5%
Comcast Corp., Class A	34,631	1,862,455
Time Warner, Inc.	38,580	2,901,602
Walt Disney Co. (The)	43,268	3,852,150
Total		8,616,207
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp. (a)	10,628	1,032,829
Under Armour, Inc., Class A (a)	8,865	612,572
Total		1,645,401
TOTAL CONSUMER DISCRETIONARY		24,450,167
CONSUMER STAPLES 4.9%
Beverages 3.1%
Constellation Brands, Inc., Class A (a)	41,340	3,603,194
Food Products 1.8%
Keurig Green Mountain, Inc.	15,753	2,049,938
TOTAL CONSUMER STAPLES		5,653,132
ENERGY 5.8%
Energy Equipment & Services 3.8%
Schlumberger Ltd.	42,768	4,349,078
Oil, Gas & Consumable Fuels 2.0%
Antero Resources Corp. (a)	42,992	2,359,831
TOTAL ENERGY		6,708,909

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 6.4%
Banks 2.2%
City National Corp.	16,689	$1,262,857
First Republic Bank	26,537	1,310,397
Total		2,573,254
Capital Markets 4.2%
Charles Schwab Corp. (The)	67,645	1,988,086
Morgan Stanley	81,617	2,821,500
Total		4,809,586
TOTAL FINANCIALS		7,382,840
HEALTH CARE 15.0%
Biotechnology 11.3%
Alexion Pharmaceuticals, Inc. (a)	10,003	1,658,697
Alkermes PLC (a)	30,429	1,304,491
Biogen Idec, Inc. (a)	12,755	4,219,482
Gilead Sciences, Inc. (a)	55,573	5,915,746
Total		13,098,416
Health Care Providers & Services 2.1%
Envision Healthcare Holdings, Inc. (a)	68,549	2,377,279
Pharmaceuticals 1.6%
Salix Pharmaceuticals Ltd. (a)	11,974	1,870,818
TOTAL HEALTH CARE		17,346,513
INDUSTRIALS 13.8%
Aerospace & Defense 4.7%
B/E Aerospace, Inc. (a)	25,714	2,158,433
General Dynamics Corp.	25,535	3,245,243
Total		5,403,676
Airlines 1.1%
Delta Air Lines, Inc.	34,367	1,242,367
Professional Services 3.5%
IHS, Inc., Class A (a)	18,604	2,329,035
Robert Half International, Inc.	35,679	1,748,271
Total		4,077,306
Road & Rail 2.9%
Genesee & Wyoming, Inc., Class A (a)	35,228	3,357,581
Trading Companies & Distributors 1.6%
Fastenal Co.	40,585	1,822,266

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		15,903,196
INFORMATION TECHNOLOGY 24.5%
Internet Software & Services 13.8%
Alibaba Group Holding Ltd., ADR (a)	33,491	$2,975,675
CoStar Group, Inc. (a)	5,398	839,605
Facebook, Inc., Class A (a)	77,356	6,114,218
Google, Inc., Class A (a)	3,791	2,230,662
Google, Inc., Class C (a)	1,085	626,436
LinkedIn Corp., Class A (a)	15,607	3,242,979
Total		16,029,575
IT Services 4.6%
FleetCor Technologies, Inc. (a)	19,344	2,749,169
MasterCard, Inc., Class A	34,489	2,549,427
Total		5,298,596
Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV	31,586	3,121,329
Software 3.4%
Mobileye NV (a)	11,110	595,385
Salesforce.com, Inc. (a)	41,160	2,367,935
Workday, Inc., Class A (a)	11,485	947,512
Total		3,910,832
TOTAL INFORMATION TECHNOLOGY		28,360,332

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.6%
Chemicals 5.6%
Monsanto Co.	26,842	$3,019,994
Sherwin-Williams Co. (The)	15,781	3,455,881
Total		6,475,875
TOTAL MATERIALS		6,475,875
TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication Services 2.1%
SBA Communications Corp., Class A (a)	21,869	2,425,272
TOTAL TELECOMMUNICATION SERVICES		2,425,272
Total Common Stocks (Cost: $83,060,778)		$114,706,236

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	1,840,875	$1,840,875
Total Money Market Funds (Cost: $1,840,875)		$1,840,875
Total Investments (Cost: $84,901,653) (d)		$116,547,111(e)
Other Assets & Liabilities, Net		(885,803)
Net Assets		$115,661,308

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	398,654	52,143,121	(50,700,900)	1,840,875	2,549	1,840,875

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $84,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,197,000
Unrealized Depreciation	(552,000)
Net Unrealized Appreciation	$31,645,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	24,450,167	—	—	24,450,167
Consumer Staples	5,653,132	—	—	5,653,132
Energy	6,708,909	—	—	6,708,909
Financials	7,382,840	—	—	7,382,840
Health Care	17,346,513	—	—	17,346,513
Industrials	15,903,196	—	—	15,903,196
Information Technology	28,360,332	—	—	28,360,332
Materials	6,475,875	—	—	6,475,875
Telecommunication Services	2,425,272	—	—	2,425,272
Total Equity Securities	114,706,236	—	—	114,706,236
Mutual Funds
Money Market Funds	1,840,875	—	—	1,840,875
Total Mutual Funds	1,840,875	—	—	1,840,875
Total	116,547,111	—	—	116,547,111

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 23.5%
Automobiles 2.4%
Tesla Motors, Inc. (a)	6,441	$1,563,102
Hotels, Restaurants & Leisure 10.8%
Starbucks Corp.	26,362	1,989,276
Starwood Hotels & Resorts Worldwide, Inc.	32,099	2,670,958
Wynn Resorts Ltd.	13,141	2,458,418
Total		7,118,652
Media 8.1%
Comcast Corp., Class A	46,427	2,496,844
Walt Disney Co. (The)	31,803	2,831,421
Total		5,328,265
Textiles, Apparel & Luxury Goods 2.2%
Nike, Inc., Class B	16,219	1,446,735
TOTAL CONSUMER DISCRETIONARY		15,456,754
CONSUMER STAPLES 1.3%
Food Products 1.3%
Keurig Green Mountain, Inc.	6,418	835,174
TOTAL CONSUMER STAPLES		835,174
ENERGY 7.4%
Energy Equipment & Services 5.1%
Halliburton Co.	18,587	1,199,047
Schlumberger Ltd.	21,179	2,153,693
Total		3,352,740
Oil, Gas & Consumable Fuels 2.3%
Continental Resources, Inc. (a)	22,767	1,513,550
TOTAL ENERGY		4,866,290
FINANCIALS 4.2%
Capital Markets 2.3%
Charles Schwab Corp. (The)	50,278	1,477,671
Consumer Finance 1.9%
American Express Co.	14,471	1,266,791
TOTAL FINANCIALS		2,744,462

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 21.5%
Biotechnology 16.3%
Biogen Idec, Inc. (a)	11,154	$3,689,855
Celgene Corp. (a)	14,846	1,407,104
Gilead Sciences, Inc. (a)	52,982	5,639,934
Total		10,736,893
Health Care Providers & Services 3.1%
HCA Holdings, Inc. (a)	29,286	2,065,249
Pharmaceuticals 2.1%
Pacira Pharmaceuticals, Inc. (a)	14,309	1,386,828
TOTAL HEALTH CARE		14,188,970
INDUSTRIALS 8.1%
Aerospace & Defense 2.6%
General Dynamics Corp.	13,838	1,758,672
Road & Rail 5.5%
Canadian Pacific Railway Ltd.	17,375	3,604,791
TOTAL INDUSTRIALS		5,363,463
INFORMATION TECHNOLOGY 24.0%
Internet Software & Services 13.9%
Alibaba Group Holding Ltd., ADR (a)	31,034	2,757,371
Facebook, Inc., Class A (a)	51,649	4,082,337
Google, Inc., Class A (a)	3,428	2,017,069
LinkedIn Corp., Class A (a)	1,511	313,971
Total		9,170,748
IT Services 4.1%
Visa, Inc., Class A	12,575	2,683,127
Semiconductors & Semiconductor Equipment 2.2%
ASML Holding NV	15,089	1,491,095
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	24,729	2,491,447
TOTAL INFORMATION TECHNOLOGY		15,836,417

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 7.6%
Chemicals 7.6%
Monsanto Co.	23,108	$2,599,881
Sherwin-Williams Co. (The)	11,109	2,432,760
Total		5,032,641
TOTAL MATERIALS		5,032,641
Total Common Stocks (Cost: $43,238,408)		$64,324,171

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	1,789,050	$1,789,050
Total Money Market Funds (Cost: $1,789,050)		$1,789,050
Total Investments
(Cost: $45,027,458) (d)		$66,113,221(e)
Other Assets & Liabilities, Net		(230,430)
Net Assets		$65,882,791

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,343,290	22,748,030	(22,302,270)	1,789,050	771	1,789,050

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $45,027,000and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,411,000
Unrealized Depreciation	(325,000)
Net Unrealized Appreciation	$21,086,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	15,456,754	—	—	15,456,754
Consumer Staples	835,174	—	—	835,174
Energy	4,866,290	—	—	4,866,290
Financials	2,744,462	—	—	2,744,462
Health Care	14,188,970	—	—	14,188,970
Industrials	5,363,463	—	—	5,363,463
Information Technology	15,836,417	—	—	15,836,417
Materials	5,032,641	—	—	5,032,641
Total Equity Securities	64,324,171	—	—	64,324,171
Mutual Funds
Money Market Funds	1,789,050	—	—	1,789,050
Total Mutual Funds	1,789,050	—	—	1,789,050
Total	66,113,221	—	—	66,113,221

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 26.9%
Auto Components 0.9%
Delphi Automotive PLC	41,896	$2,569,901
Automobiles 2.4%
Tesla Motors, Inc. (a)	27,804	6,747,475
Hotels, Restaurants & Leisure 9.5%
Starbucks Corp.	86,134	6,499,672
Starwood Hotels & Resorts Worldwide, Inc.	130,692	10,874,881
Wynn Resorts Ltd.	49,997	9,353,439
Total		26,727,992
Internet & Catalog Retail 2.3%
Priceline Group, Inc. (The) (a)	5,428	6,288,772
Media 9.6%
CBS Corp., Class B Non Voting	162,032	8,668,712
Comcast Corp., Class A	157,453	8,467,822
Walt Disney Co. (The)	110,398	9,828,734
Total		26,965,268
Textiles, Apparel & Luxury Goods 2.2%
Nike, Inc., Class B	69,893	6,234,455
TOTAL CONSUMER DISCRETIONARY		75,533,863
CONSUMER STAPLES 2.6%
Food & Staples Retailing 1.6%
CVS Health Corp.	55,230	4,395,756
Food Products 1.0%
Keurig Green Mountain, Inc.	21,864	2,845,162
TOTAL CONSUMER STAPLES		7,240,918
ENERGY 9.7%
Energy Equipment & Services 6.0%
Halliburton Co.	97,921	6,316,884
Schlumberger Ltd.	104,837	10,660,874
Total		16,977,758
Oil, Gas & Consumable Fuels 3.7%
Antero Resources Corp. (a)	80,157	4,399,818
Continental Resources, Inc. (a)	55,126	3,664,776
EOG Resources, Inc.	12,376	1,225,472

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	5,343	$1,052,411
Total		10,342,477
TOTAL ENERGY		27,320,235
FINANCIALS 1.7%
Capital Markets 1.7%
Charles Schwab Corp. (The)	161,757	4,754,038
TOTAL FINANCIALS		4,754,038
HEALTH CARE 15.5%
Biotechnology 12.0%
Biogen Idec, Inc. (a)	27,619	9,136,641
Celgene Corp. (a)	60,682	5,751,440
Gilead Sciences, Inc. (a)	176,835	18,824,086
Total		33,712,167
Health Care Providers & Services 2.6%
HCA Holdings, Inc. (a)	105,474	7,438,027
Pharmaceuticals 0.9%
Pacira Pharmaceuticals, Inc. (a)	25,744	2,495,108
TOTAL HEALTH CARE		43,645,302
INDUSTRIALS 12.0%
Aerospace & Defense 2.7%
General Dynamics Corp.	59,005	7,498,945
Airlines 0.4%
Delta Air Lines, Inc.	36,097	1,304,907
Road & Rail 8.9%
Canadian Pacific Railway Ltd.	64,681	13,419,367
Union Pacific Corp.	107,380	11,642,140
Total		25,061,507
TOTAL INDUSTRIALS		33,865,359
INFORMATION TECHNOLOGY 22.2%
Internet Software & Services 12.3%
Alibaba Group Holding Ltd., ADR (a)	93,324	8,291,837
Facebook, Inc., Class A (a)	183,712	14,520,596
Google, Inc., Class A (a)	13,082	7,697,580

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Google, Inc., Class C (a)	4,594	$2,652,392
LinkedIn Corp., Class A (a)	6,501	1,350,843
Total		34,513,248
IT Services 4.3%
FleetCor Technologies, Inc. (a)	19,961	2,836,857
Visa, Inc., Class A	43,913	9,369,717
Total		12,206,574
Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV	59,701	5,899,653
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	98,328	9,906,546
TOTAL INFORMATION TECHNOLOGY		62,526,021
MATERIALS 6.0%
Chemicals 6.0%
Monsanto Co.	75,236	8,464,802
Sherwin-Williams Co. (The)	37,923	8,304,758
Total		16,769,560
TOTAL MATERIALS		16,769,560
Total Common Stocks (Cost: $186,740,799)		$271,655,296

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	9,090,123	$9,090,123
Total Money Market Funds (Cost: $9,090,123)		$9,090,123
Total Investments
(Cost: $195,830,922) (d)		$280,745,419(e)
Other Assets & Liabilities, Net		660,825
Net Assets		$281,406,244

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	161,998	111,891,959	(102,963,834)	9,090,123	4,930	9,090,123

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $195,831,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$87,108,000
Unrealized Depreciation	(2,194,000)
Net Unrealized Appreciation	$84,914,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	75,533,863	—	—	75,533,863
Consumer Staples	7,240,918	—	—	7,240,918
Energy	27,320,235	—	—	27,320,235
Financials	4,754,038	—	—	4,754,038
Health Care	43,645,302	—	—	43,645,302
Industrials	33,865,359	—	—	33,865,359
Information Technology	62,526,021	—	—	62,526,021
Materials	16,769,560	—	—	16,769,560
Total Equity Securities	271,655,296	—	—	271,655,296
Mutual Funds
Money Market Funds	9,090,123	—	—	9,090,123
Total Mutual Funds	9,090,123	—	—	9,090,123
Total	280,745,419	—	—	280,745,419

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico International Opportunities Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
BELGIUM 3.2%
UCB SA	44,037	$3,990,332
BRAZIL 1.7%
Cielo SA	128,100	2,084,454
CANADA 7.3%
Canadian Pacific Railway Ltd.	31,816	6,602,967
Dollarama, Inc.	31,137	2,641,203
Total		9,244,170
CHINA 12.3%
Alibaba Group Holding Ltd., ADR (a)	51,791	4,601,630
Baidu, Inc., ADR (a)	17,962	3,919,847
Ctrip.com International Ltd., ADR (a)	41,515	2,356,392
Tencent Holdings Ltd.	236,000	3,512,022
Vipshop Holdings Ltd., ADS (a)	6,389	1,207,585
Total		15,597,476
FRANCE 4.0%
Safran SA	78,641	5,098,591
GERMANY 8.2%
Bayerische Motoren Werke AG	31,669	3,384,602
Infineon Technologies AG	348,064	3,582,601
Wirecard AG	72,957	2,683,117
Zalando SE (a)	27,626	750,200
Total		10,400,520
HONG KONG 2.5%
MGM China Holdings Ltd.	1,103,600	3,180,163
INDIA 1.9%
Tata Motors Ltd., ADR	55,248	2,414,890
ITALY 2.0%
Azimut Holding SpA	98,299	2,474,498
JAPAN 7.7%
FANUC Corp.	13,700	2,477,683
Keyence Corp.	9,200	3,994,515
Ono Pharmaceutical Co., Ltd.	22,000	1,953,551
Start Today Co., Ltd.	61,200	1,329,192
Total		9,754,941

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 5.6%
ASML Holding NV	64,384	$6,377,147
Mobileye NV (a)	12,743	682,897
Total		7,060,044
PANAMA 0.9%
Copa Holdings SA, Class A	11,122	1,193,279
RUSSIAN FEDERATION 0.9%
QIWI PLC, ADR	37,197	1,175,053
SWITZERLAND 8.1%
Novartis AG, Registered Shares	42,374	3,990,291
Roche Holding AG, Genusschein Shares	21,433	6,329,232
Total		10,319,523
UNITED KINGDOM 14.7%
ARM Holdings PLC	257,805	3,756,017
Domino’s Pizza Group PLC	412,425	3,792,942
Hargreaves Lansdown PLC	123,726	1,888,255
Liberty Global PLC, Class C (a)	165,458	6,786,260
Weir Group PLC (The)	61,275	2,474,606
Total		18,698,080
UNITED STATES 17.7%
Alkermes PLC (a)	45,044	1,931,036
Gilead Sciences, Inc. (a)	49,065	5,222,969
MasterCard, Inc., Class A	69,438	5,132,857
Perrigo Co. PLC	17,926	2,692,306
Priceline Group, Inc. (The) (a)	3,242	3,756,117
Schlumberger Ltd.	37,012	3,763,750
Total		22,499,035
Total Common Stocks (Cost: $114,999,052)		$125,185,049

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	4,471,880	$4,471,880
Total Money Market Funds (Cost: $4,471,880)		$4,471,880
Total Investments (Cost: $119,470,932) (d)		$129,656,929(e)
Other Assets & Liabilities, Net		(2,791,033)
Net Assets		$126,865,896

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,950,115	56,807,657	(56,285,892)	4,471,880	4,037	4,471,880

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $119,471,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,976,000
Unrealized Depreciation	(3,790,000)
Net Unrealized Appreciation	$10,186,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	19,162,445	12,437,099	—	31,599,544
Energy	3,763,750	—	—	3,763,750
Financials	—	4,362,753	—	4,362,753
Health Care	9,846,312	16,263,405	—	26,109,717
Industrials	7,796,246	10,050,880	—	17,847,126
Information Technology	17,596,740	23,905,419	—	41,502,159
Total Equity Securities	58,165,493	67,019,556	—	125,185,049
Mutual Funds
Money Market Funds	4,471,880	—	—	4,471,880
Total Mutual Funds	4,471,880	—	—	4,471,880
Total	62,637,373	67,019,556	—	129,656,929

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2014